Newbuildings	12 Months Ended
Dec. 31, 2020
New buildings [Abstract]
Newbuildings
Note 14 - Newbuildings
The table below sets forth the carrying value of our newbuildings:

	For the Years Ended December 31,
(In $ millions)	2020	2019	2018
Balance at January 1	261.4	361.8	642.7
Additions	181.8	302.0	971.4
Capitalized interest	5.0	18.5	23.4
Transfers to jack-up rigs (note 13)	(312.7)	(420.9)	(1,275.7)
Total newbuildings	135.5	261.4	361.8
The table below sets forth information regarding our rigs that were delivered during 2020, 2019 and 2018, together with their final installment and related financing where applicable

Rig	Delivery date	Delivery financing ($ million)	Shipyard	First instalment ($ million)	Onerous contract allocated	Final instalment ($ million)	Capitalized cost	Transferred to jack-up rigs
2020
Heimdal	January 20	$90.9	Keppel	$57.6	—	$90.9	$8.4	$156.9
Hild	April 20	$90.9	Keppel	$57.6	—	$90.9	$7.3	$155.8
Total				115.2	—	181.8	15.7	312.7
2019
Njord	January -19	87.0	PPL	55.8	—	87.0	2.7	145.5
Thor	May - 19	120.0	Keppel	—	—	122.1	—	122.1
Hermod	December - 19	90.9	Keppel	57.6	—	90.9	4.8	153.3
Total				113.4	—	300.0	7.5	420.9

2018
Saga*	January – 18	—	Keppel	100.1	(38.0)	72.5	0.3	134.9
Gerd	January – 18	87.0	PPL	55.8	—	87.0	0.3	143.1
Gersemi	February – 18	87.0	PPL	55.8	—	87.0	0.4	143.2
Grid	April – 18	87.0	PPL	55.8	—	87.0	0.4	143.2
Gunnlod	June – 18	87.0	PPL	55.8	—	87.0	1.5	144.3
Skald	June – 18	—	Keppel	100.1	(39.2)	72.5	0.7	134.1
Groa	July – 18	87.0	PPL	55.8	—	87.0	1.3	144.1
Gyme	September – 18	87.0	PPL	55.8	—	87.0	1.4	144.2
Natt	October – 18	87.0	PPL	55.8	—	87.0	1.8	144.6
Total				590.8	(77.2)	754.0	8.1	1,275.7
*The final installment of $72.5 million for “Saga” was paid in December 2017, before taking delivery of the rig in January 2018.
In June 2017, the Company paid $275.0 million to Keppel as a second installment of the contract value for the construction of five new-build jack-up drilling rigs. The payment of $275.0 million made by the Company was allocated first against the relevant part of the onerous contract directly attributable to each hull (newbuild). An adjustment of $38.0 million and $39.2 million was made towards the onerous contract for Hull B364 (TBN “Saga”) and Hull B365 (TBN “Skald”), respectively. A further adjustment of $62.0 million and $60.8 million was capitalized as newbuildings milestone payments for Hull B364 (TBN “Saga”) and Hull B365 (TBN “Skald”), respectively. Of the remaining $75.0 million, $25.0 million was adjusted each towards the onerous contracts for Hull B366 (TBN “Tivar”), Hull B367 (TBN “Vale”) and Hull B368 (TBN “Var”). The remaining contracted installments as of December 31, 2020, payable on delivery, for the Keppel newbuilds acquired in 2017 are approximately $448.2 million (approximately $448.2 million as of December 31, 2019).